Borrowings	12 Months Ended
Dec. 31, 2014
Borrowings [Abstract]
BORROWINGS
NOTE 13: BORROWINGS

	December 31, 2014	December 31, 2013
Commerzbank AG, Alpha Bank AE, Credit Agricole Corporate and Investment Bank	$128,250	$137,250
BNP Paribas S.A. and DVB Bank S.E.	69,750	74,250
DVB Bank S.E. and ABN AMRO Bank N.V.	17,931	39,448
Eurobank Ergasias S.A. $52,200	43,753	46,482
Eurobank Ergasias S.A. $52,000	40,998	43,446
ABN AMRO Bank N.V.	—	41,336
Norddeutsche Landesbank Girozentrale	24,971	24,971
DVB Bank S.E. and Credit Agricole Corporate and Investment Bank	55,078	49,943
Ship Mortgage Notes $670,000	670,000	610,000
Deutsche Bank AG Filiale Deutschlandgeschäft	—	47,652
Deutsche Bank AG Filiale Deutschlandgeschäft and Skandinaviska Enskilda Banken AB	74,639	—
HSH Nordbank AG $40,300	37,152	39,670

Total borrowings	1,162,522	1,154,448
Less: current portion	(33,431)	(34,714)
Add: bond premium	1,810	—

Total long-term borrowings	$1,130,901	$1,119,734

Long-Term Debt Obligations and Credit Arrangements

Ship Mortgage Notes:

8 1/8% First Priority Ship Mortgages: On November 13, 2013, the Company and its wholly owned subsidiary, Navios Acquisition Finance (US) Inc. (“Navios Acquisition Finance” and together with the Company, the “2021 Co-Issuers”) issued $610,000 in first priority ship mortgage notes (the “Existing Notes”) due on November 15, 2021 at a fixed rate of 8.125%.
On March 31, 2014 the Company completed a sale of $60,000 of its first priority ship mortgage notes due 2021 (the “Additional Notes,” and together with the Existing Notes, the “2021 Notes”). The terms of the Additional Notes are identical to the Existing Notes and were issued at 103.25% plus accrued interest from November 13, 2013. The net cash received amounted to $59,598.

The 2021 Notes are fully and unconditionally guaranteed on a joint and several basis by all of Navios Acquisition's subsidiaries with the exception of Navios Acquisition Finance (a co-issuer of the 2021 Notes).

The 2021 Co-Issuers have the option to redeem the 2021 Notes in whole or in part, at any time (i) before November 15, 2016, at a redemption price equal to 100% of the principal amount, plus a make-whole premium, plus accrued and unpaid interest, if any, and (ii) on or after November 15, 2016, at a fixed price of 106.094% of the principal amount, which price declines ratably until it reaches par in 2019, plus accrued and unpaid interest, if any.

At any time before November 15, 2016, the 2021 Co-Issuers may redeem up to 35% of the aggregate principal amount of the 2021 Notes with the net proceeds of an equity offering at 108.125% of the principal amount of the 2021 Notes, plus accrued and unpaid interest, if any, so long as at least 65% of the aggregate principal amount of the Existing Notes remains outstanding after such redemption.

In addition, upon the occurrence of certain change of control events, the holders of the notes will have the right to require the 2021 Co-Issuers to repurchase some or all of the 2021 Notes at 101% of their face amount, plus accrued and unpaid interest to the repurchase date.

The 2021 Notes contain covenants which, among other things, limit the incurrence of additional indebtedness, issuance of certain preferred stock, the payment of dividends, redemption or repurchase of capital stock or making restricted payments and investments, creation of certain liens, transfer or sale of assets, entering in transactions with affiliates, merging or consolidating or selling all or substantially all of the 2021 Co-Issuers' properties and assets and creation or designation of restricted subsidiaries. The 2021 Co-Issuers were in compliance with the covenants as of December 31, 2014.

The Existing Notes and the Additional Notes are treated as a single class for all purposes under the indenture including, without limitation, waivers, amendments, redemptions and other offers to purchase and the Additional Notes rank evenly with the Existing Notes. The Additional Notes and the Existing Notes have the same CUSIP number.

Guarantees

The Company's 2021 Notes are fully and unconditionally guaranteed on a joint and several basis by all of the Company's subsidiaries with the exception of Navios Acquisition Finance (a co-issuer of the 2021 notes). The Company's 2021 Notes are unregistered. The guarantees of our subsidiaries that own mortgaged vessels are senior secured guarantees and the guarantees of our subsidiaries that do not own mortgaged vessels are senior unsecured guarantees. All subsidiaries, including Navios Acquisition Finance are 100% owned. Navios Acquisition does not have any independent assets or operations. Navios Acquisition does not have any subsidiaries that are not guarantors of the 2021 Notes.

Credit Facilities

Commerzbank AG, Alpha Bank A.E., and Credit Agricole Corporate and Investment Bank: Navios Acquisition assumed a loan agreement dated April 7, 2010, with Commerzbank AG, Alpha Bank A.E. and Credit Agricole Corporate and Investment Bank of up to $150,000 (divided in six equal tranches of $25,000 each) to partially finance the construction of two chemical tankers and four product tankers. Each tranche of the facility is repayable in 12 equal semi-annual installments of $750 each with a final balloon payment of $16,000 to be repaid on the last repayment date. The repayment of each tranche started six months after the delivery date of the respective vessel which that tranche financed. It bears interest at a rate of LIBOR plus 250 bps. The loan also requires compliance with certain financial covenants. As of December 31, 2014, the facility was fully drawn and $128,250 was outstanding.

BNP Paribas S.A. Bank and DVB Bank S.E.: Navios Acquisition assumed a loan agreement dated April 8, 2010, of up to $75,000 (divided in three equal tranches of $25,000 each) to partially finance the purchase price of three product tankers. Each of the tranches is repayable in 12 equal semi-annual installments of $750 each with a final balloon payment of $16,000 to be repaid on the last repayment date. The repayment date of each tranche started six months after the delivery date of the respective vessel which that tranche finances. It bears interest at a rate of LIBOR plus 250 bps. The loan also requires compliance with certain financial covenants. As of December 31, 2014, $69,750 was outstanding with no amount remaining to be drawn under this facility.

DVB Bank S.E. and ABN AMRO Bank N.V.: On May 28, 2010, Navios Acquisition entered into a loan agreement with DVB Bank S.E. and ABN AMRO Bank N.V. of up to $52,000 (divided into two tranches of $26,000 each) to partially finance the acquisition costs of two product tanker vessels. Each tranche of the facility is repayable in 24 equal quarterly installments of $448 each with a final balloon payment of $15,241 to be repaid on the last repayment date. The repayment of each tranche started three months after the delivery date of the respective vessel. It bears interest at a rate of LIBOR plus 275 bps. The loan also requires compliance with certain financial covenants. On December 29, 2011, Navios Acquisition prepaid $2,500 in relation to an amendment to its credit facility. After the prepayment, the outstanding amount under each tranche is repayable in five quarterly installments of $198 each, 13 equal quarterly installments of $448 each, with a final balloon payment of $15,241 to be repaid on the last repayment date. On December 31, 2012, Navios Acquisition prepaid $500 in relation to an amendment to its credit facility. On November 13, 2014, the Company prepaid an amount of $18,379 which was the entire amount outstanding under one of the two tranches using a portion of the proceeds received from Navios Midstream's IPO. As of December 31, 2014, the facility was fully drawn and $17,931 was outstanding. The outstanding balance is repayable in six quarterly installments of $448 each, with final balloon payment of $15,241 to be repaid on the last repayment date.

Eurobank Ergasias S.A.: On October 26, 2010, Navios Acquisition entered into a loan agreement with Eurobank Ergasias S.A. of up to $52,200, of which $51,600 is drawn (divided into two tranches of $26,100 and $25,500, respectively) to partially finance the acquisition costs of two LR1 product tanker vessels. Each tranche of the facility is repayable in 32 quarterly installments of $345 and $337, respectively, with a final balloon payment of $15,060 and $14,716, respectively, to be repaid on the last repayment date. The repayment of each tranche started three months after the delivery date of the respective vessel. The loan bears interest at a rate of LIBOR plus (i)  250 bps for the period prior to the delivery date in respect of the vessel being financed, and (ii) thereafter 275 bps. The loan also requires compliance with certain financial covenants. The facility was fully drawn and $43,753 was outstanding as of December 31, 2014.
Eurobank Ergasias S.A.: On December 6, 2010, Navios Acquisition entered into a loan agreement with Eurobank Ergasias S.A. of up to $52,000 out of which $46,200 has been drawn (divided into two tranches of $23,100 each) to partially finance the acquisition costs of two LR1 product tanker vessels. Each tranche of the facility is repayable in 32 equal quarterly installments of $306 each with a final balloon payment of $13,308, to be repaid on the last repayment date. The repayment of each tranche started three months after the delivery date of the respective vessel. It bears interest at a rate of LIBOR plus 300 bps. The loan also requires compliance with certain financial covenants. The facility was fully drawn and $40,998 was outstanding as of December 31, 2014.

ABN AMRO Bank N.V.: On July 8, 2011, Navios Acquisition entered into a loan agreement with ABN AMRO Bank N.V of up to $55,100 (divided into two equal tranches) to partially finance the purchase price of two MR2 product tanker vessels. The loan bears interest at a rate of LIBOR plus 325 bps. In November 2014, the outstanding balance of $35,722 was fully repaid.

Norddeutsche Landesbank Girozentrale: On December 29, 2011, Navios Acquisition entered into a loan agreement with Norddeutsche Landesbank Girozentrale of up to $28,125 to partially finance the purchase price of one MR2 product tanker vessel. The facility is repayable in 32 quarterly installments of $391 each with a final balloon payment of $15,625 to be repaid on the last repayment date. The repayment starts three months after the delivery of the vessel and it bears interest at a rate of LIBOR plus: (a) up to but not including the drawdown date of, 175 bps per annum; (b) thereafter until, but not including, the tenth repayment date, 250 bps per annum; and (c) thereafter 300 bps per annum. The loan also requires compliance with certain financial covenants. As of December 31, 2014, $24,971 was drawn and outstanding under this loan agreement with $3,154 remaining to be drawn.

DVB Bank S.E. and Credit Agricole Corporate and Investment Bank: On December 29, 2011, Navios Acquisition entered into a loan agreement with DVB Bank SE and Credit Agricole Corporate and Investment Bank of up to $56,250 (divided into two tranches of $28,125 each) to partially finance the purchase price of two MR2 product tanker vessels. Each tranche of the facility is repayable in 32 quarterly installments of $391 each with a final balloon payment of $15,625 to be repaid on the last repayment date. The repayment starts three months after the delivery of the respective vessel and it bears interest at a rate of LIBOR plus: (a) up to but not including the drawdown date of, 175 bps per annum; (b) thereafter until, but not including, the tenth repayment date, 250 bps per annum; and (c) thereafter 300 bps per annum. The loan also requires compliance with certain financial covenants. As of December 31, 2014, the facility was fully drawn and $55,078 was outstanding.

The Navios Holdings Credit Facilities: Navios Acquisition entered into a $40,000 credit facility with Navios Holdings and paid $400 as an arrangement fee. The $40,000 facility has a margin of LIBOR plus 300 bps and pursuant to an agreement dated November 8, 2011, the Navios Holdings' credit facility was extended to December 2014. Pursuant to an amendment in October 2010, the facility will be available for multiple drawings up to a limit of $40,000. In December 2014 the facility was renewed for one year. As of December 31, 2014, there was no amount outstanding under this facility with $40,000 remaining to be drawn.

On November 11, 2014, Navios Acquisition entered into a short term credit facility with Navios Holdings pursuant to which Navios Acquisition may borrow up to $200,000 for general corporate purposes. The loan provides for an arrangement fee of $4,000 and bore a fixed interest of 600 bps. On November 13, 2014, the Company drew an amount of $169,650 from the facility. The facility matured and was fully repaid by December 29, 2014.

HSH Nordbank AG: On August 20, 2013, Navios Acquisition entered into a loan agreement with HSH Nordbank AG of up to $40,300 (divided in two tranches of $20,150 each), to partially finance the acquisition of two chemical tanker vessels. Each tranche of the facility is repayable in 28 quarterly installments of $315 with a final balloon payment of $11,334 to be paid on the last repayment date. The facility bears interest at a rate of LIBOR plus 320 bps. The loan also requires compliance with certain financial covenants. As of December 31, 2014, the facility was fully drawn and $37,152 was outstanding.

HSH Nordbank AG: On February 6, 2014, Navios Acquisition entered into a loan agreement of up to $51,000 (divided in two tranches of $25,500 each). The facility bears interest at a margin of LIBOR plus 310 bps. In November 2014, the outstanding balance of $48,600 was fully repaid.

Deutsche Bank AG Filiale Deutschlandgeschäft and Skandinaviska Enskilda Banken AB: On July 18, 2014, Navios Acquisition, entered into a term loan facility of up to $132,413 (divided into eight tranches) with Deutsche Bank AG Filiale Deutschlandgeschäft and Skandinaviska Enskilda Banken AB for the: (i) refinancing of the purchase price for one very large crude carrier and two MR2 product tankers; (ii) post-delivery financing of two newbuilding MR2 product tankers, and (iii) the refinancing of a credit facility with Deutsche Bank AG Filiale Deutschlandgeschäft for three MR2 product tankers. The refinancing was treated as a modification for accounting purposes. Each tranche of the facility is repayable in 20 equal quarterly installments of between approximately $344 and $387, each with a final balloon repayment of the balance to be repaid on the last repayment date. The maturity of the loan is January 8, 2020. The first three tranches of the facility bear interest at LIBOR plus 325 bps per annum and the fourth through eighth tranches bear interest at LIBOR plus 310 bps per annum. The agreement also requires compliance with certain financial covenants. On November 13, 2014, the Company prepaid an amount of $29,610 which was the entire amount outstanding under two of the tranches. As of December 31, 2014 the amount of $74,639 was drawn and outstanding and $22,800 remained to be drawn.

As of December 31, 2014, the total amount available to be drawn from all our facilities was $65,954

The loan facilities include, among other things, compliance with loan to value ratios and certain financial covenants: (i) minimum liquidity higher of $40,000 or $1,000 per vessel, including vessels under construction; (ii) net worth ranging from $50,000 to $135,000; and (iii) total liabilities divided by total assets, adjusted for market values to be lower than 75%, as of January 1, 2014 and thereafter. It is an event of default under the credit facilities if such covenants are not complied with, including the loan to value ratios for which the Company may provide sufficient additional security to prevent such an event.

As of December 31, 2014, the Company was in compliance with its covenants.

Amounts drawn under the facilities are secured by first preferred mortgages on Navios Acquisition's vessels and other collateral and are guaranteed by each vessel-owning subsidiary. The credit facilities contain a number of restrictive covenants that prohibit or limit Navios Acquisition from, among other things: incurring or guaranteeing indebtedness; entering into affiliate transactions; changing the flag, class, management or ownership of Navios Acquisition's vessels; changing the commercial and technical management of Navios Acquisition's vessels; selling Navios Acquisition's vessels; and subordinating the obligations under each credit facility to any general and administrative costs relating to the vessels, including the fixed daily fee payable under the management agreement. The credit facilities also require Navios Acquisition to comply with the ISM Code and ISPS Code and to maintain valid safety management certificates and documents of compliance at all times.

The maturity table below reflects the principal payments of all notes and credit facilities outstanding as of December 31, 2014 for the next five years and thereafter are based on the repayment schedule of the respective loan facilities (as described above) and the outstanding amount due under the 2021 Notes. The maturity table below includes in the amount shown for 2015 and thereafter future principal payments of the drawn portion of credit facilities associated with the financing of the construction of vessels scheduled to be delivered on various dates throughout 2015.

December 31, 2014
Long-Term Debt Obligations:
Year
December 31, 2015	$33,431
December 31, 2016	63,776
December 31, 2017	46,531
December 31, 2018	62,200
December 31, 2019	158,059
December 31, 2020 and thereafter	798,525

Total	$1,162,522